Unit-Based Payments (Schedule Of Expected Life Of Phantom Units) (Detail)	12 Months Ended
Dec. 31, 2011 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.53%
Expected life	2.6
Risk-free interest rate	0.83%